NOTE 8 – LOAN PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 8 - LOANS PAYABLE - Future Minimum Payments

Total
2022 (nine months remaining in 2022)	$9,964
2023	13,286
2024	12,668
Thereafter	—
35,918
Less: Imputed interest	(3,658)
Loan payable	32,260

Loan payable – current	13,015
Loan payable - non-current	$19,245

Total
2022	$13,638
2023	13,638
2024	12,502
Thereafter	—
39,778
Less: Imputed interest	(3,860)
Loan payable	35,918

Loan payable – current	13,400
Loan payable - non-current	$22,518